Share based compensation - Schedule of Summary of Share Option Activity (Details)			12 Months Ended
	Jan. 01, 2022 ¥ / shares shares	Jan. 01, 2022 $ / shares shares	Dec. 31, 2022 ¥ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of Options Outstanding as of 1/1/2022 | shares	0	0	0
Number of Options, Granted | shares	500,000	500,000	500,000
Number of Options, Forfeited | shares			0
Number of Options, Exercised | shares			0
Number of Options Outstanding as of 12/31/2022 | shares			500,000
Vested and exercisable as of December 31, 2022 | shares			166,666
Weighted Average Exercise Price Outstanding as of 1/1/2022 | ¥ / shares	¥ 0		¥ 0
Weighted Average Exercise Price, Granted | (per share)		$ 0.0002	0.001
Weighted Average Exercise Price, Forfeited | ¥ / shares			0
Weighted Average Exercise Price, Exercised | ¥ / shares			0
Weighted Average Exercise Price, Outstanding as of 12/31/2022 | ¥ / shares			¥ 0.001
Weighted Average Remaining Term, Granted	10 years	10 years	10 years
Weighted Average Remaining Term Outstanding as of 12/31/2022			9 years
Weighted Average Grant Date Fair Value, Granted | ¥ / shares			¥ 30.47
Weighted Average Grant Date Fair Value Unvested, December 31, 2022 | ¥ / shares			¥ 30.47